Other investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023 [1]
Other investments
Weighted average effective interest rate	4.20%	6.30%
Other investments	$ 27	$ 27
Current portion	2	1	[1]	$ 1
Non-current portion	25	26	[1]	$ 27
Financial assets either past due or impaired	0	0
Pound
Other investments
Other investments	2	1
Other currencies
Other investments
Other investments	25	26
Six months | Fixed
Other investments
Other investments	0	1
Six months to one year | Fixed
Other investments
Other investments	$ 2	$ 1

[1]	Refer to foreign currency translation in material accounting policies section.